Cost Method Investment (Details) - Schedule of Cost Method Investment (Parentheticals)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost Method Investment [Abstract]
Investment	10.00%	10.00%	10.00%